Functional and presentation currency	12 Months Ended
Dec. 31, 2022
Functional and presentation currency
Functional and presentation currency

4Functional and presentation currency

These consolidated financial statements are presented in Brazilian Reais (“R$”), which is the Company's functional currency. All balances are rounded to the nearest thousands, except when otherwise indicated.

The main exchange rates used in the preparation of the Company's financial statements are Brazilian Reais, US dollar (“US$”), Yen, Euro, Australian dollar (“AU$”), Pound sterling (“£”), and Colombian peso as the Company’s subsidiaries have the following functional currencies: CI&T Brazil and BOX 1824 have the local currency, the Brazilian Reais, as its functional currency; CI&T Inc (USA), NTERSOL and Somo Global Inc have the local currency, the US dollar, as their functional currency; CI&T Japan Inc has the local currency, Yen, as its functional currency; CI&T Portugal has the local currency, Euro, as its functional currency; CI&T Australia and Transpire have the local currency, Australian dollar, as its functional currency; CI&T United Kingdom, Somo Global and Somo Custom have the local currency, the Pound sterling, as their functional currency; and CI&T Colombia and Somo Global SAS have the local currency, the Colombian peso, as its functional currency.